LAW OFFICES OF

DERENTHAL & DANNHAUSER LLP

LAKE MERRITT PLAZA

1999 HARRISON STREET, 26TH FLOOR

OAKLAND, CALIFORNIA 94612

(510) 350-3070

FACSIMILE: (510) 834-8309

December 3, 2013

VIA EDGAR FILING

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Re:	WNC Housing Tax Credit Fund V, L.P., Series 3
File No. 0-21895

Dear Sir or Madam:

On behalf of the above-referenced registrant, enclosed please find definitive additional materials for filing pursuant to Rule 14b under the Securities Exchange Act of 1934. The registrant expects to release definitive materials to securities holders on December 3, 2013.

Very truly yours,

/s/ PAUL G. DANNHAUSER
Paul G. Dannhauser